CONSTRUCTION-IN-PROGRESS	12 Months Ended
Dec. 31, 2021
CONSTRUCTION-IN-PROGRESS [abstract]
Disclosure of construction-in-progress
7.	CONSTRUCTION-IN-PROGRESS

	2020	2021
	RMB’000	RMB’000
At 1 January	2,378,974	2,778,676
Transfer in from fixed assets for improvement/modifications (Note 6)	685,128	1,903,874
Other additions	1,596,875	954,780
Transfer to fixed assets (Note 6)	(780,501)	(1,741,933)
Transfer out to fixed assets after improvement/modifications (Note 6)	(1,101,800)	(2,306,462)

At 31 December	2,778,676	1,588,935

Construction-in-progress as at December 31, 2021 mainly comprise of improvement projects for road existing railway equipment in the PRC.
For the year ended December 31, 2021, no interest expense (
2020 and 2019
: nil) had been capitalized in the
construction-in-progress
balance as there were no third party borrowings during the year.
As at December 31, 2021, the balance of the provision for writing down the construction-in-progress
was approximately RMB15,456,000 (2020: RMB15,456,000).